Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Research and development expenses	£ (8,706)	£ (5,938)
Administrative expenses	(2,104)	(1,609)
Net foreign exchange (losses) gains	(677)	2,127
Operating loss	(11,487)	(5,420)
Finance income	24	144
Loss before tax	(11,463)	(5,276)
Income tax credit	1,702	1,310
Loss for the period	£ (9,761)	£ (3,966)
Basic and diluted loss per share	£ (0.19)	£ (0.12)